Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Fair value of options vested	$ 0	$ 0	$ 3
Intrinsic value of options exercised	2	15	27
Cash received from options exercised	15	21	43
Tax benefit realized from options exercised	$ 1	$ 4	$ 7